Debt - German Private Placement (Schuldschein) Narrative (Details) € in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2025 USD ($)	Jun. 30, 2024 USD ($) matured_tranche	Oct. 31, 2022 USD ($) matured_tranche	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018 tranche_dollar	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument				$ 1,667,273,000		$ 1,399,462,000
Tranche in U.S. dollar | tranche_dollar								1
Repayment of long-term debt				$ 534,167,000		601,536,000	$ 400,000,000
German Private Placement (2022 Schuldschein) | August 2035
Debt Instrument [Line Items]
Notional amount | €					€ 70.0
Stated interest rate				3.04%
Interest rate increase (decrease) for ESG rating				0.025%	0.025%
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument				$ 17,039,000		15,069,000					$ 331,100,000
Repayment of long-term debt		$ 101,500,000	$ 153,000,000.0	0		101,536,000	0
Tranches matured | matured_tranche		2	4
Unrealized gain (loss) recorded in equity				900,000
Debt issuance cost											$ 1,200,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument	$ 51,500,000			374,234,000		384,393,000				€ 370.0
Repayment of long-term debt	$ 60,200,000			60,167,000		$ 0	$ 0
Unrealized gain (loss) recorded in equity				$ 53,300,000
Debt issuance cost									$ 1,200,000